Acquisitions (Narrative) (Details) (USD $)				12 Months Ended		12 Months Ended		12 Months Ended		9 Months Ended	12 Months Ended			12 Months Ended													12 Months Ended
	Dec. 31, 2012 store	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Nine Stores Pawn Lending Locations [Member]	Oct. 25, 2012 Nine Stores Pawn Lending Locations [Member]	Dec. 31, 2012 Twenty Five Stores Pawn Lending Locations [Member]	Sep. 27, 2012 Twenty Five Stores Pawn Lending Locations [Member]	Dec. 31, 2012 Pawn Partners, Inc. [Member]	Dec. 31, 2011 Pawn Partners, Inc. [Member]	Oct. 04, 2010 Maxit [Member]	Dec. 31, 2012 Maxit [Member]	Dec. 31, 2008 Prenda Facil [Member]	Dec. 31, 2012 Prenda Facil [Member]	Dec. 31, 2012 Debit Plus Llc [Member]	Jul. 23, 2008 Debit Plus Llc [Member]	Dec. 31, 2012 Other [Member] store	Dec. 31, 2011 Other [Member] store	Dec. 31, 2010 Other [Member] store	Dec. 31, 2012 E-Commerce [Member]	Dec. 31, 2012 Creazione [Member]	Sep. 26, 2012 Creazione [Member]	Sep. 30, 2013 Texas [Member] store		Sep. 30, 2013 Georgia [Member] store	Sep. 30, 2013 North Carolina [Member] store	Sep. 30, 2013 Georgia And North Carolina [Member] store	Dec. 31, 2012 Semi Annual Measurement Date Middle Of Year [Member] Debit Plus Llc [Member]	Dec. 31, 2012 Semi Annual Measurement Date End Of Year [Member] Debit Plus Llc [Member]
Business Acquisition [Line Items]
Date of Acquisition Agreement				Oct. 08, 2012		Sep. 27, 2012		Nov. 22, 2011
Date of acquisition						Sep. 27, 2012		Nov. 30, 2011			Oct. 04, 2010			Jul. 23, 2008
Number of Stores				9		25		7		39						3	1	5				41		31	3	34
Cash paid					$ 15,431,000		$ 52,000,000		$ 49,261,000		$ 58,174,000	$ 82,600,000	$ 82,900,000		$ 5,600,000					$ 5,600,000
Acquisition costs								100,000		1,500,000		3,600,000	300,000		300,000							400,000
Acquisition consideration paid in shares										366,097		391,236
Restricted stock paid for acquisition	0	0	10,854,000								10,854,000		7,900,000
Percentage of voting interest acquired												80.00%								80.00%	20.00%
Business acquisition purchase price						55,091,000		53,561,000			69,028,000		90,500,000	24,900,000		3,200,000	300,000	2,900,000		8,400,000		103,744,000				62,000,000
Repayment of loan														4,900,000
Supplemental earn-out payments												5		8
Amount of supplemental payment												0		23,900,000
Measurement date for final supplemental payment																											June 30	December 31
Intangible assets, net					2,500,000		8,000,000		9,570,000		7,500,000								200,000			14,404,000	[1]
Additional cash consideration payable					(128,000)	(3,100,000)			(4,300,000)
Additional Cash Consideration Paid								$ 4,300,000
Number Of Stores Operating After Restructure	47

[1]	Includes $11.9 million related to customer relationships being amortized over seven years and $2.5 million related to a non-competition agreement being amortized over 10 years.